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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fountainhead Partners, L.P.
Address:   2201 E. Lamar, Ste. 260
           Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    L. Scott Rand
Title:   Chief Investment Officer
Phone:   817-649-2100

Signature, Place, and Date of Signing:


            L. Scott Rand              Arlington, TX             August 10, 2007
------------------------------------   -----------------------   ---------------
             [Signature]                        [City]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           48
Form 13F Information Table Value Total:      156,428
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ------------------ --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Advanta                      COMMON CL A        007942105    2,556    90,000 SH       SOLE       N/A         90,000
Altra Holdings Inc           COMMON             02208R106    5,875   340,000 SH       SOLE       N/A        340,000
Applied Materials Inc        COMMON             038222105    4,769   240,000 SH       SOLE       N/A        240,000
Bronco Drilling Co Inc       COMMON             112211107    3,692   225,000 SH       SOLE       N/A        225,000
Build A Bear                 COMMON             120076104    5,228   200,000 SH       SOLE       N/A        200,000
Citrix Sys Inc               COMMON             177376100    1,684    50,000 SH       SOLE       N/A         50,000
Complete Production Services COMMON             20453E109    1,551    60,000 SH       SOLE       N/A         60,000
Culp Inc                     COMMON             230215105    6,933   770,347 SH       SOLE       N/A        770,347
Cypress Semiconductor        COMMON             232806109   17,468   750,000 SH       SOLE       N/A        750,000
EMC Corp                     COMMON             268648102    7,240   400,000 SH       SOLE       N/A        400,000
Encore Wire Corp             COMMON             292562105    1,766    60,000 SH       SOLE       N/A         60,000
Family Dlr Stores Inc        COMMON             307000109    2,090    60,900 SH       SOLE       N/A         60,900
Gap Inc                      COMMON             364760108    1,910   100,000 SH       SOLE       N/A        100,000
Halliburton Co               COMMON             406216101    1,380    40,000 SH       SOLE       N/A         40,000
Harley Davidson Inc          COMMON             412822108    3,577    60,000 SH       SOLE       N/A         60,000
Helmerich & Payne Inc        COMMON             423452101    1,700    48,000 SH       SOLE       N/A         48,000
Intel Corp                   COMMON             458140100    3,086   130,000 SH       SOLE       N/A        130,000
Intel Corp                   COMMON             458140100    1,372     7,500     CALL SOLE       N/A          7,500
Intl Rectifier Corp          NOTE 4.250% 7/2007 460254AE5    3,995 4,000,000 PRN      SOLE       N/A      4,000,000
Intuit                       COMMON             461202103    3,610   120,000 SH       SOLE       N/A        120,000
Labor Ready Inc              COMMON             505401208    2,773   120,000 SH       SOLE       N/A        120,000
Liberty Media Holding Corp   CAP COM SER A      53071M302    2,354    20,000 SH       SOLE       N/A         20,000
Liberty Media Holding Corp   INT COM SER A      53071M104    5,583   250,000 SH       SOLE       N/A        250,000
Lincare                      COMMON             532791100    7,173   180,000 SH       SOLE       N/A        180,000
Magma Design Automation      COMMON             559181102    1,671   119,000 SH       SOLE       N/A        119,000
Miller Herman Inc            COMMON             600544100    1,580    50,000 SH       SOLE       N/A         50,000
Molex Inc                    COMMON CL A        608554200    1,659    62,500 SH       SOLE       N/A         62,500
Motorola Inc                 COMMON             620076109    3,540   200,000 SH       SOLE       N/A        200,000
Mueller Inds Inc             COMMON             624756102    2,066    60,000 SH       SOLE       N/A         60,000
Nabors Inds Ltd              SHS                G6359F103    1,836    55,000 SH       SOLE       N/A         55,000
Oracle Corp                  COMMON             68389X105      788    40,000 SH       SOLE       N/A         40,000

          COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ------------------ --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Parker Hannifin Corp         COMMON             701094104    1,469    15,000 SH       SOLE       N/A         15,000
Petroleo Brasieiro           Sponsored ADR      71654V101    3,734    35,000 SH       SOLE       N/A         35,000
Powershares QQQ Trust        UNIT SER 1         73935A104      459     3,200     PUT  SOLE       N/A          3,200
Qlogic Corp                  COMMON             747277101    3,663   220,000 SH       SOLE       N/A        220,000
Resmed Inc                   COMMON             761152107    1,650    40,000 SH       SOLE       N/A         40,000
Robert Half Intl Inc         COMMON             770323103    2,190    60,000 SH       SOLE       N/A         60,000
RTI International Metals     COMMON             74973W107      754    10,000 SH       SOLE       N/A         10,000
Sally Beauty Hldgs Inc       COMMON             79546E104      630    70,000 SH       SOLE       N/A         70,000
Southwest Airls Co           COMMON             844741108    2,237   150,000 SH       SOLE       N/A        150,000
Spider Trust                 UNIT SER 1         78462F103    1,220     4,250     PUT  SOLE       N/A          4,250
Symantec Corp                COMMON             871503108    4,040   200,000 SH       SOLE       N/A        200,000
Telephone & Data Sys Inc     SPL COM            879433860    5,640    98,000 SH       SOLE       N/A         98,000
Texas Instrs Inc             COMMON             882508104    3,010    80,000 SH       SOLE       N/A         80,000
United Parcel Service Inc    COMMON - CL B      911312106      210       600     CALL SOLE       N/A            600
Verigy Ltd                   SHS                Y93691106    6,437   225,000 SH       SOLE       N/A        225,000
Walgreen Co                  COMMON             931422109    1,742    40,000 SH       SOLE       N/A         40,000
Western Digital Corp         COMMON             958102105    4,838   250,000 SH       SOLE       N/A        250,000